Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 1,125,235	$ 881,984	$ 574,536
Less: Allowance for expected credit losses	(115,137)	(90,247)	(60,360)
Total accounts receivable, net	$ 1,010,098	$ 791,737	$ 514,176